Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Buildings	25	-	40 years
Equipment	3	-	20 years
Facility modifications	2	-	15 years
Furniture and fixtures	3	-	10 years
Computer systems	3	-	7 years
Leaseholds improvements		Term of the lease plus renewal periods, when renewal is reasonably assured